Property and equipment net	12 Months Ended
Sep. 30, 2024
Property and equipment net
Property, plant and equipment, net

Note 8 - Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2024	2023

Machinery and equipment	$64,938	$62,973
Transportation equipment	29,489	48,009
Office equipment	3,064	19,492
Subtotal	97,491	130,474
Accumulated depreciation	(55,198)	(105,942)
Total	$42,293	$24,532

Depreciation expense was $11,122, $26,870, and $64,287 for the years ended September 30, 2024, 2023, and 2022, respectively.